JTA	Nuveen Tax-Advantaged Total Return Strategy Fund Portfolio of Investments September 30, 2020
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.7% (96.7% of Total Investments)

	COMMON STOCKS – 95.2% (65.4% of Total Investments)

	Aerospace & Defense – 3.6%

19,455	General Dynamics Corp, (2)	$2,693,156
26,435	Thales SA, (4)	1,981,242
	Total Aerospace & Defense	4,674,398

	Air Freight & Logistics – 3.3%

94,783	Deutsche Post AG, (4)	4,300,831

	Banks – 9.7%

115,036	Bank of America Corp, (3)	2,771,217
67,240	Citigroup Inc, (3)	2,898,717
279,450	ING Groep NV, (3)	1,978,506
29,999	JPMorgan Chase & Co	2,888,004
316,380	Oversea-Chinese Banking Corp Ltd, (4)	1,967,483
	Total Banks	12,503,927

	Capital Markets – 2.1%

154,289	Deutsche Boerse AG, (3), (4)	2,709,315

	Chemicals – 4.4%

41,470	DuPont de Nemours Inc, (3)	2,300,755
86,055	Nutrien Ltd	3,374,212
	Total Chemicals	5,674,967

	Communications Equipment – 1.7%

56,695	Cisco Systems Inc, (2)	2,233,216

	Diversified Telecommunication Services – 2.8%

105,618	Nippon Telegraph & Telephone Corp, (4)	2,182,068
193,805	Telefonica Brasil SA	1,498,426
	Total Diversified Telecommunication Services	3,680,494

	Electric Utilities – 1.3%

26,669	Evergy Inc	1,355,318
10,646	Siemens Energy AG, (5)	287,084
	Total Electric Utilities	1,642,402

	Electrical Equipment – 1.9%

23,613	Eaton Corp PLC, (3)	2,409,234

	Energy Equipment & Services – 0.0%

3,683	Transocean Ltd, (5)	2,972

	Entertainment – 3.0%

6,893	Nintendo Co Ltd, (4)	3,906,202

	Food & Staples Retailing – 2.3%

95,300	Seven & i Holdings Co Ltd, (4)	2,960,979

	Food Products – 1.6%

1,154,000	Tingyi Cayman Islands Holding Corp, (4)	2,043,380

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 1.3%

15,957	Medtronic PLC	$1,658,251

	Health Care Providers & Services – 4.2%

12,439	Anthem Inc, (3)	3,340,991
23,774	Fresenius Medical Care AG & Co KGaA, (4)	2,009,775
6,140	Millennium Health LLC, (5), (6)	6,815
5,767	Millennium Health LLC, (5), (6)	5,825
	Total Health Care Providers & Services	5,363,406

	Household Durables – 1.4%

1,311,666	Taylor Wimpey PLC, (4), (5)	1,834,085

	Household Products – 1.7%

20,439	Henkel AG & Co KGaA, (4)	2,137,642

	Industrial Conglomerates – 2.0%

20,895	Siemens AG, (4)	2,638,808

	Insurance – 5.5%

71,950	Ageas SA/NV, (4)	2,944,129
11,546	Allianz SE, (4)	2,216,020
9,702	Everest Re Group Ltd, (3)	1,916,533
	Total Insurance	7,076,682

	IT Services – 1.5%

33,298	Amdocs Ltd	1,911,638

	Media – 3.5%

24,326	Clear Channel Outdoor Holdings Inc, (5)	24,326
92,486	Comcast Corp, (2)	4,278,403
5,025	Cumulus Media Inc, (5)	26,984
10,344	iHeartMedia Inc, (5)	83,993
2,099	Metro-Goldwyn-Mayer Inc, (4), (5)	158,265
3,185	Tribune Co, (5), (6)	3
	Total Media	4,571,974

	Multi-Utilities – 3.5%

226,396	National Grid PLC, (4)	2,600,417
89,439	Veolia Environnement SA, (4)	1,929,742
	Total Multi-Utilities	4,530,159

	Oil, Gas & Consumable Fuels – 3.7%

25,001	Chevron Corp, (2)	1,800,072
192,556	Enterprise Products Partners LP, (3)	3,040,459
1,923	Fieldwood Energy Inc, (4), (5)	19
388	Fieldwood Energy Inc, (4), (5)	4
	Total Oil, Gas & Consumable Fuels	4,840,554

	Pharmaceuticals – 10.1%

38,402	AstraZeneca PLC, Sponsored ADR, (3)	2,104,429
29,520	Bayer AG, (4)	1,821,198
51,086	Bristol-Myers Squibb Co	3,079,975
105,884	GlaxoSmithKline PLC, Sponsored ADR, (3)	3,985,474
47,105	Roche Holding AG, (3), (4)	2,016,565
	Total Pharmaceuticals	13,007,641

	Semiconductors & Semiconductor Equipment – 2.8%

5,407	Broadcom Inc, (2)	1,969,878
57,414	Infineon Technologies AG, (4)	1,618,259
	Total Semiconductors & Semiconductor Equipment	3,588,137

Shares	Description (1)						Value

	Software – 5.8%

20,313	Microsoft Corp, (3)						$4,272,433
54,023	Oracle Corp, (2)						3,225,173
	Total Software						7,497,606

	Specialty Retail – 1.7%

12,981	Lowe’s Cos Inc, (3)						2,153,029

	Technology Hardware, Storage & Peripherals – 2.5%

74,246	Samsung Electronics Co Ltd, (4)						3,195,621

	Tobacco – 1.3%

21,981	Philip Morris International Inc						1,648,355

	Trading Companies & Distributors – 2.5%

190,000	Mitsui & Co Ltd, (4)						3,264,733

	Wireless Telecommunication Services – 2.5%

142,204	SK Telecom Co Ltd, (3)						3,188,214
	Total Common Stocks (cost $107,956,389)						122,848,852

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 26.4% (18.1% of total investments) (7)

	Aerospace & Defense – 0.5%

$115	Standard Aero, Term Loan B1	3.720%	3-Month LIBOR	3.500%	4/08/26	B–	$102,450
62	Standard Aero, Term Loan B2	3.720%	3-Month LIBOR	3.500%	4/08/26	B–	55,080
479	Transdigm, Inc., Term Loan F	2.397%	1-Month LIBOR	2.250%	12/09/25	Ba3	453,779
656	Total Aerospace & Defense						611,309

	Airlines – 0.2%

64	American Airlines, Inc., Term Loan B	2.152%	1-Month LIBOR	2.000%	12/14/23	Ba3	52,920
143	Delta Air Lines, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/29/23	Baa2	142,642
32	WestJet Airlines Ltd., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB+	28,265
239	Total Airlines						223,827

	Auto Components – 0.1%

148	Johnson Controls Inc., Term Loan B	3.647%	1-Month LIBOR	3.500%	4/30/26	B1	145,066

	Beverages – 0.3%

418	Jacobs Douwe Egberts, Term Loan B	2.188%	1-Month LIBOR	2.000%	11/01/25	BB+	416,202

	Biotechnology – 0.5%

620	Grifols, Inc., Term Loan B, First Lien	2.100%	1-Week LIBOR	2.000%	11/15/27	Ba2	608,827

	Building Products – 0.2%

195	Advanced Drainage Systems Inc., Term Loan B	2.438%	1-Month LIBOR	2.250%	9/24/26	Ba1	194,716

	Capital Markets – 0.1%

93	RPI Intermediate Finance Trust, Term Loan B1	1.896%	1-Month LIBOR	1.750%	2/11/27	BBB–	92,812

	Chemicals – 0.7%

559	Axalta Coating Systems, Term Loan, First Lien	1.970%	3-Month LIBOR	1.750%	6/01/24	Ba1	547,485
362	H.B. Fuller Company, Term Loan B	2.156%	1-Month LIBOR	2.000%	10/21/24	BB	357,840
921	Total Chemicals						905,325

	Commercial Services & Supplies – 1.1%

97	ADS Waste Holdings, Inc., Term Loan B	3.000%	1-Week LIBOR	2.250%	11/10/23	BB+	97,302
510	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	496,550
517	GFL Environmental, Term Loan	4.000%	3-Month LIBOR	3.000%	5/31/25	BB–	515,752

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Commercial Services & Supplies (continued)
$100	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	$98,174
214	Trans Union LLC, Term Loan B5	1.897%	1-Month LIBOR	1.750%	11/13/26	BB+	209,495
42	West Corporation, Incremental Term Loan B1	4.500%	1-Month LIBOR	3.500%	10/10/24	BB+	37,973
1,480	Total Commercial Services & Supplies						1,455,246

	Communications Equipment – 0.6%

22	Avaya, Inc., Term Loan B	4.401%	1-Month LIBOR	4.250%	12/15/24	BB–	22,421
393	CommScope, Inc., Term Loan B	3.397%	1-Month LIBOR	3.250%	4/04/26	Ba3	384,402
330	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	318,239
745	Total Communications Equipment						725,062

	Consumer Finance – 0.3%

364	Verscend Technologies, Tern Loan B	4.647%	1-Month LIBOR	4.500%	8/27/25	B+	361,714

	Containers & Packaging – 0.5%

350	Berry Global, Inc., Term Loan W	2.156%	1-Month LIBOR	2.000%	10/01/22	BBB–	346,821
365	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.896%	1-Month LIBOR	1.750%	2/04/27	BB+	361,057
715	Total Containers & Packaging						707,878

	Diversified Consumer Services – 0.2%

295	Refinitiv, Term Loan B	3.397%	1-Month LIBOR	3.250%	10/01/25	BB+	292,761

	Diversified Financial Services – 0.3%

335	Lions Gate Entertainment Corp., Term Loan B	2.397%	1-Month LIBOR	2.250%	3/24/25	Ba2	323,748

	Diversified Telecommunication Services – 1.7%

61	Altice France S.A., Term Loan B12	3.840%	1-Month LIBOR	3.688%	1/31/26	B	58,598
1,014	CenturyLink, Inc, Term Loan B	2.397%	1-Month LIBOR	2.250%	3/15/27	BB+	976,435
35	Frontier Communications Corporation, Term Loan B, (10)	6.000%	Prime	2.750%	6/15/24	N/R	34,538
40	Intelsat Jackson Holdings, S.A., Term Loan B4, (10)	8.750%	Prime	5.500%	1/02/24	N/R	40,457
64	Intelsat Jackson Holdings, S.A., Term Loan B5, (10)	8.625%	Fixed	8.625%	1/02/24	N/R	64,894
491	Numericable Group S.A., Term Loan B13	4.152%	1-Month LIBOR	4.000%	8/14/26	B	479,011
497	Zayo Group LLC, Initial Dollar Term Loan	3.147%	1-Month LIBOR	3.000%	3/09/27	B1	483,908
2,202	Total Diversified Telecommunication Services						2,137,841

	Electric Utilities – 0.0%

3	Vistra Operations Co., Term Loan B3	1.897%	1-Month LIBOR	1.750%	12/31/25	Baa3	2,936

	Electrical Equipment – 0.4%

278	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	267,614
249	Vertiv Co.,Term Loan B	3.157%	1-Month LIBOR	3.000%	3/02/27	B+	246,320
527	Total Electrical Equipment						513,934

	Entertainment – 0.4%

250	AMC Entertainment Holdings Inc., Term Loan B	3.220%	3-Month LIBOR	3.000%	4/22/26	B–	162,524
41	Crown Finance US Inc., Term Loan	2.769%	6-Month LIBOR	2.500%	9/20/26	B	27,062
348	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B2	346,292
639	Total Entertainment						535,878

	Food Products – 0.5%

206	B&G Foods Inc., Term Loan, First Lien	2.647%	1-Month LIBOR	2.500%	10/10/26	Ba1	206,329
390	Froneri Lux FinCo SARL, Term Loan, First Lien	2.397%	1-Month LIBOR	2.250%	1/31/27	B1	375,431
596	Total Food Products						581,760

	Health Care Providers & Services – 1.7%

500	Global Medical Response Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	B	489,688
717	HCA, Inc., Term Loan B12	1.897%	1-Month LIBOR	1.750%	3/13/25	BBB–	714,985

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Health Care Providers & Services (continued)
$538	HCA, Inc., Term Loan B13	1.897%	1-Month LIBOR	1.750%	3/18/26	BBB–	$536,586
249	Lifepoint Health, Inc., New Term Loan B	3.897%	1-Month LIBOR	3.750%	11/16/25	B1	242,616
229	Phoenix Guarantor Inc., Term Loan B	3.401%	1-Month LIBOR	3.250%	3/05/26	N/R	223,303
2,233	Total Health Care Providers & Services						2,207,178

	Health Care Technology – 0.6%

590	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	578,144
248	Zelis, Term Loan B	4.897%	1-Month LIBOR	4.750%	9/30/26	B	246,707
838	Total Health Care Technology						824,851

	Hotels, Restaurants & Leisure – 3.0%

288	24 Hour Fitness Worldwide Inc, (10)	11.000%	3-Month LIBOR	10.000%	6/15/21	N/R	245,002
366	24 Hour Fitness Worldwide, Inc., Term Loan B, (10)	0.000%	N/A	N/A	5/31/25	D	17,402
376	Aramark Corporation, Term Loan	1.897%	1-Month LIBOR	1.750%	3/11/25	BB+	361,278
673	Burger King Corporation, Term Loan B4	1.897%	1-Month LIBOR	1.750%	11/19/26	BB+	646,414
606	Caesars Resort Collection, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	12/22/24	B+	569,780
261	Hilton Hotels, Term Loan B2	1.898%	1-Month LIBOR	1.750%	6/21/26	BBB–	252,752
493	Marriott Ownership Resorts, Inc., Term Loan B	1.897%	1-Month LIBOR	1.750%	8/31/25	BB	474,442
220	PCI Gaming, Term Loan, First Lien	2.647%	1-Month LIBOR	2.500%	5/31/26	BBB–	214,017
606	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.146%	1-Month LIBOR	3.000%	3/31/24	B2	568,321
480	YUM Brands, Term Loan B	1.900%	1-Month LIBOR	1.750%	4/03/25	BBB–	471,657
4,369	Total Hotels, Restaurants & Leisure						3,821,065

	Household Products – 0.4%

576	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.826%	1-Month LIBOR	2.750%	2/05/23	B+	570,033

	Insurance – 0.6%

249	Acrisure LLC, Term Loan B	3.647%	1-Month LIBOR	3.500%	2/15/27	B	240,931
346	Asurion LLC, Term Loan B6	3.147%	1-Month LIBOR	3.000%	11/03/23	Ba3	341,820
199	BroadStreet Partners Inc., Term Loan B	3.397%	1-Month LIBOR	3.250%	1/27/27	B	194,249
42	BroadStreet Partners Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	1/27/27	B	41,685
836	Total Insurance						818,685

	Internet & Direct Marketing Retail – 0.2%

288	Uber Technologies, Inc., Term Loan	5.000%	1-Month LIBOR	4.000%	4/04/25	B1	286,572

	Internet Software & Services – 0.7%

347	Epicor Software Corporation, First Lien Term Loan	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	346,732
581	Sophia L.P., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	577,989
928	Total Internet Software & Services						924,721

	IT Services – 0.5%

197	West Corporation, Term Loan B	5.000%	1-Month LIBOR	4.000%	10/10/24	BB–	179,023
480	WEX, Inc., Term Loan B3	2.397%	1-Month LIBOR	2.250%	5/17/26	Ba2	465,424
677	Total IT Services						644,447

	Life Sciences Tools & Services – 0.1%

185	Inventiv Health, Inc., Term Loan B	1.897%	1-Month LIBOR	1.750%	8/01/24	BB	182,006

	Machinery – 0.2%

205	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	202,135

	Marine – 0.0%

111	Harvey Gulf International Marine, Inc., Exit Term Loan	7.005%	3-Month LIBOR	5.000%	7/02/23	B–	53,272

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Media – 3.3%

$870	Cequel Communications LLC, Term Loan B	2.402%	1-Month LIBOR	2.250%	1/15/26	BB	$843,551
466	Charter Communications Operating Holdings LLC, Term Loan B2	1.900%	1-Month LIBOR	1.750%	2/01/27	BBB–	455,896
383	Cineworld Group PLC, Term Loan B	2.519%	6-Month LIBOR	2.250%	2/28/25	B	257,908
443	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.761%	3-Month LIBOR	3.500%	8/21/26	B1	405,333
99	CSC Holdings LLC, Refinancing Term Loan	2.402%	1-Month LIBOR	2.250%	7/17/25	BB	96,016
40	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	38,624
464	iHeartCommunications Inc., Term Loan B	3.147%	1-Month LIBOR	3.000%	5/01/26	B+	441,266
130	Intelsat Jackson Holdings SA, (10), (19)	5.050%	3-Month LIBOR	4.550%	7/13/21	N/R	132,506
311	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (10)	8.000%	Prime	4.750%	11/27/23	N/R	313,562
386	Meredith Corporation, Term Loan B2	2.647%	1-Month LIBOR	2.500%	1/31/25	BB–	373,106
80	Meredith Corporation, Incremental Term Loan B	4.397%	1-Month LIBOR	4.250%	1/31/25	BB–	79,067
25	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.647%	1-Month LIBOR	2.500%	7/03/25	BB	23,842
166	Nexstar Broadcasting, Inc., Term Loan B3	2.395%	1-Month LIBOR	2.250%	1/17/24	BB	162,327
489	Sinclair Television Group, Term Loan B2	2.397%	1-Month LIBOR	2.250%	1/03/24	BB+	477,511
195	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	192,703
4,547	Total Media						4,293,218

	Multiline Retail – 0.2%

244	EG America LLC, Term Loan, First Lien	4.220%	3-Month LIBOR	4.000%	2/07/25	B2	239,677

	Oil, Gas & Consumable Fuels – 0.2%

80	Fieldwood Energy Inc., Term Loan, (10), (19)	3.675%	3-Month LIBOR	3.000%	8/05/21	N/R	80,271
553	Fieldwood Energy LLC, Exit Term Loan, (DD1), (10)	0.000%	N/A	N/A	4/11/22	N/R	147,107
267	Fieldwood Energy LLC, Exit Term Loan, second Lien, (10)	0.000%	N/A	N/A	4/11/23	N/R	409
900	Total Oil, Gas & Consumable Fuels						227,787

	Paper & Forest Products – 0.1%

115	Asplundh Tree Expert LLC, Term Loan B	2.655%	3-Month LIBOR	2.500%	9/04/27	BBB–	115,024

	Pharmaceuticals – 0.9%

248	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	237,268
350	Milano Acquisition Corporation, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	347,156
546	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.151%	1-Month LIBOR	3.000%	6/02/25	BB	536,048
1,144	Total Pharmaceuticals						1,120,472

	Professional Services – 0.6%

298	ASGN Inc., Term Loan B3	1.897%	1-Month LIBOR	1.750%	4/02/25	BBB–	295,462
150	Ceridian HCM Holding, Inc., Term Loan B	2.600%	1-Week LIBOR	2.500%	4/30/25	B+	145,504
385	Nielsen Finance LLC, Term Loan B4	2.154%	1-Month LIBOR	2.000%	10/04/23	BBB–	378,326
833	Total Professional Services						819,292

	Road & Rail – 0.7%

221	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	214,964
226	Fly Funding II S.a r.l., Replacement Term Loan	1.990%	3-Month LIBOR	1.750%	8/09/25	BBB–	196,588
497	Genesee & Wyoming Inc., Term Loan, First Lien	2.220%	3-Month LIBOR	2.000%	12/30/26	BB+	490,659
944	Total Road & Rail						902,211

	Semiconductors & Semiconductor Equipment – 0.4%

142	Microchip Technology, Inc., Term Loan B	2.150%	1-Month LIBOR	2.000%	5/29/25	Baa3	142,044
442	MKS Instruments, Inc., Term Loan B6	1.897%	1-Month LIBOR	1.750%	2/02/26	BB+	435,944
584	Total Semiconductors & Semiconductor Equipment						577,988

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Software – 1.3%

$150	DiscoverOrg LLC, Term Loan B	3.897%	1-Month LIBOR	3.750%	2/01/26	B+	$149,188
165	McAfee LLC, Term Loan B	3.896%	1-Month LIBOR	3.750%	9/29/24	B	164,010
123	Micro Focus International PLC, New Term Loan	2.647%	1-Month LIBOR	2.500%	6/21/24	BB–	117,848
833	Micro Focus International PLC, Term Loan B	2.647%	1-Month LIBOR	2.500%	6/21/24	BB	795,858
253	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.897%	1-Month LIBOR	1.750%	4/16/25	BB+	245,353
177	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.897%	1-Month LIBOR	1.750%	4/16/25	BB+	172,378
1,701	Total Software						1,644,635

	Specialty Retail – 0.3%

97	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	89,760
358	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	357,829
455	Total Specialty Retail						447,589

	Technology Hardware, Storage & Peripherals – 1.5%

175	BMC Software, Inc., Term Loan B	4.397%	1-Month LIBOR	4.250%	10/02/25	B2	169,961
449	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	448,044
248	NCR Corporation, Term Loan B	2.650%	1-Month LIBOR	2.500%	8/28/26	BB+	242,550
426	Tempo Acquisition LLC, Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	414,305
670	Western Digital, Term Loan B	1.906%	1-Month LIBOR	1.750%	4/29/23	BBB-	667,219
1,968	Total Technology Hardware, Storage & Peripherals						1,942,079

	Trading Companies & Distributors – 0.3%

377	Univar, Inc., Term Loan B	2.397%	1-Month LIBOR	2.250%	7/01/24	BB+	373,336
$36,249	Total Variable Rate Senior Loan Interests (cost $35,712,599)						34,075,115

Shares	Description (1)			Coupon		Ratings (9)	Value

	CONVERTIBLE PREFERRED SECURITIES – 6.4% (4.4% of Total Investments)

	Banks – 0.5%

225	Bank of America Corp			7.250%		BBB	$334,800
270	Wells Fargo & Co			7.500%		Baa2	362,353
	Total Banks						697,153

	Health Care Technology – 1.2%

29,930	Change Healthcare Inc, (3)			6.000%		N/R	1,598,861

	Life Sciences Tools & Services – 1.2%

21,800	Avantor Inc, (3)			6.250%		N/R	1,585,732

	Multi-Utilities – 1.1%

37,300	CenterPoint Energy Inc, (3)			7.000%		N/R	1,359,212

	Semiconductors & Semiconductor Equipment – 2.4%

2,440	Broadcom Inc, (3)			8.000%		N/R	3,042,070
	Total Convertible Preferred Securities (cost $7,760,266)						8,283,028

Shares	Description (1)			Coupon		Ratings (9)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 5.5% (3.8% of Total Investments)

	Banks – 2.1%

5,000	Citigroup Inc			7.125%		BBB–	$140,550
4,625	CoBank ACB, (3), (4), 144A			6.250%		BBB+	481,000
1,183	CoBank ACB, (4)			6.125%		BBB+	120,512
8,622	Fifth Third Bancorp			6.625%		Baa3	230,121
8,662	FNB Corp/PA			7.250%		Ba1	255,616
15,475	Huntington Bancshares Inc/OH			6.250%		Baa3	391,208

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Shares	Description (1)	Coupon		Ratings (9)	Value

	Banks (continued)

6,050	KeyCorp	6.125%		Baa3	$176,418
5,900	People’s United Financial Inc	5.625%		BB+	158,651
6,544	Regions Financial Corp	6.375%		BB+	181,269
7,100	SVB Financial Group	5.250%		Baa2	189,570
16,300	US Bancorp	6.500%		A3	434,232
	Total Banks				2,759,147

	Capital Markets – 0.9%

15,400	Charles Schwab Corp, (3)	6.000%		BBB	391,930
16,725	Morgan Stanley	7.125%		BBB–	461,610
4,796	Stifel Financial Corp	6.250%		BB–	122,586
7,350	Stifel Financial Corp	6.250%		BB–	195,363
	Total Capital Markets				1,171,489

	Consumer Finance – 0.1%

6,448	Synchrony Financial, (3)	5.625%		BB–	158,750

	Electric Utilities – 0.3%

11,500	Duke Energy Corp, (3)	5.750%		BBB	316,135

	Food Products – 0.4%

8,257	CHS Inc	7.875%		N/R	229,462
7,632	CHS Inc	7.100%		N/R	203,393
1,705	CHS Inc	6.750%		N/R	44,756
	Total Food Products				477,611

	Insurance – 1.3%

13,015	Allstate Corp	5.625%		BBB–	360,776
11,300	Athene Holding Ltd	6.350%		BBB–	303,405
6,700	Athene Holding Ltd	6.375%		BBB–	181,570
10,900	Enstar Group Ltd, (3)	7.000%		BB+	286,343
6,675	National General Holdings Corp	7.500%		N/R	168,210
11,682	PartnerRe Ltd	7.250%		BBB	300,811
	Total Insurance				1,601,115

	Thrifts & Mortgage Finance – 0.4%

14,400	Federal Agricultural Mortgage Corp	5.700%		N/R	391,680
5,700	New York Community Bancorp Inc	6.375%		Ba2	156,465
	Total Thrifts & Mortgage Finance				548,145
	Total $25 Par (or similar) Retail Preferred (cost $6,761,830)				7,032,392

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.1% (3.5% of Total Investments)

	Automobiles – 0.2%

$25	General Motors Financial Co Inc	5.700%	N/A (11)	BB+	$25,094
215	General Motors Financial Co Inc, (11)	6.500%	N/A (11)	BB+	213,732
240	Total Automobiles				238,826

	Banks – 3.4%

70	Bank of America Corp	6.300%	N/A (11)	BBB	79,107
300	Bank of America Corp	6.500%	N/A (11)	BBB	333,450
350	CIT Group Inc	5.800%	N/A (11)	Ba3	281,421
350	Citigroup Inc	6.250%	N/A (11)	BBB–	388,745
275	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (12)	4.264%	N/A (11)	BB+	265,100
50	CoBank ACB, 144A	6.250%	N/A (11)	BBB+	52,750
575	JPMorgan Chase & Co, (3)	6.750%	N/A (11)	BBB+	622,437
450	M&T Bank Corp, (3)	6.450%	N/A (11)	Baa2	482,625
550	PNC Financial Services Group Inc, (3)	6.750%	N/A (11)	Baa2	563,915

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (9)	Value

	Banks (continued)

$120	Regions Financial Corp			5.750%	N/A (11)	BB+	$128,100
450	Truist Financial Corp, (3)			4.950%	N/A (11)	Baa2	473,625
225	Wells Fargo & Co, (3)			5.875%	N/A (11)	Baa2	242,415
500	Zions Bancorp NA, (3)			7.200%	N/A (11)	BB+	515,260
4,265	Total Banks						4,428,950

	Capital Markets – 0.3%

125	Charles Schwab Corp, (3)			7.000%	N/A (11)	BBB	131,798
100	Goldman Sachs Group Inc			5.300%	N/A (11)	BBB–	106,115
95	Morgan Stanley, (3-Month LIBOR reference rate + 3.810% spread), (12)			4.085%	N/A (11)	BBB–	92,902
320	Total Capital Markets						330,815

	Consumer Finance – 0.4%

340	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (3), (12)			4.046%	N/A (11)	Baa3	300,536
175	Discover Financial Services			5.500%	N/A (11)	Ba2	166,609
515	Total Consumer Finance						467,145

	Diversified Financial Services – 0.2%

225	Voya Financial Inc			6.125%	N/A (11)	BBB-	230,625

	Food Products – 0.2%

300	Land O’ Lakes Inc, 144A			8.000%	N/A (11)	BB	289,500

	Insurance – 0.2%

250	Progressive Corp			5.375%	N/A (11)	BBB+	250,000

	Multi-Utilities – 0.2%

300	Sempra Energy			4.875%	N/A (11)	BBB–	308,250
$6,415	Total $1,000 Par (or similar) Institutional Preferred (cost $6,492,563)						6,544,111

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 2.1% (1.5% of Total Investments)
8,500	Citigroup Global Markets Holdings Inc., Mandatory Exchangeable Note, Linked to Common Stock of VMWare Inc. (Cap 116.24% of Issue Price), 144A, (4)	10.000%	$144.1064	$167.5093	1/22/21		$1,222,144
29,283	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Activision Blizzard Inc. (Cap 116.71% of Issue Price), 144A, (4)	10.000%	55.7410	65.0550	3/10/21		1,500,144
	Total Structured Notes (cost $2,742,508)						2,722,288

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (9)	Value

	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Media – 0.0%

$36	iHeartCommunications Inc			8.375%	5/01/27	CCC+	$35,494
$36	Total Corporate Bonds (cost $37,707)						35,494
	Total Long-Term Investments (cost $167,463,862)						181,541,280

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.9% (3.3% of Total Investments)

	REPURCHASE AGREEMENTS – 1.0% (0.6% of Total Investments)

1,246	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $1,246,042, collateralized $1,276,800, U.S. Treasury Notes, 0.375%, due 9/30/27, value $1,271,015	0.000%	10/01/20	$1,246,042

	INVESTMENT COMPANIES – 3.9% (2.7% of Total Investments)

5,044,628	BlackRock Liquidity Funds T-Fund Portfolio, (13)	0.035% (14)	N/A	5,044,628
	Total Short-Term Investments (cost $6,290,670)			6,290,670
	Total Investments (cost $173,754,532) – 145.6%			187,831,950
	Borrowings – (41.7)% (15), (16)			(53,800,000)
	Other Assets Less Liabilities – (3.9)% (17)			(5,046,041)
	Net Assets Applicable to Common Shares – 100%			$128,985,909

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (18)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$41,800,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(4,657,790)	$(4,657,790)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Fund’s Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$70,399,427	$52,436,782	$12,643	$122,848,852
Variable Rate Senior Loan Interests	—	34,075,115	—	34,075,115
Convertible Preferred Securities	8,283,028	—	—	8,283,028
$25 Par (or similar) Retail Preferred	6,430,880	601,512	—	7,032,392
$1,000 Par (or similar) Institutional Preferred	—	6,544,111	—	6,544,111
Structured Notes	—	2,722,288	—	2,722,288
Corporate Bonds	—	35,494	—	35,494

Short-Term Investments:
Repurchase Agreements	—	1,246,042	—	1,246,042
Investment Companies	5,044,628	—	—	5,044,628

Investments in Derivatives:
Interest Rate Swaps*	—	(4,657,790)	—	(4,657,790)
Total	$90,157,963	$93,003,554	$12,643	$183,174,160
*	Represents net unrealized appreciation (depreciation).

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $48,777,111.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(10)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(11)	Perpetual security. Maturity date is not applicable.

(12)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(13)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(14)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(15)	Borrowings as a percentage of Total Investments is 28.6%.

(16)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $116,454,601 have been pledged as collateral for borrowings.

(17)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(18)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(19)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.